PROPERTY, PLANT AND EQUIPMENT	3 Months Ended
Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

6. PROPERTY, PLANT AND EQUIPMENT

The table below sets out costs and accumulated amortization as at March 31, 2023.

Cost	Land (ROU Assets)	Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and software	Total
Balance – December 31, 2022	220,242	2,857,179	126,605	11,973	31,381	241,884	1,950	3,491,214
Impact of FX translation	(4,032)	(52,308)	(2,318)	(219)	(575)	(4,428)	-	(63,880)
Balance – March 31, 2023	216,210	2,804,871	124,287	11,754	30,806	237,456	1,950	3,427,334

Accumulated Depreciation	Land (ROU Assets)	Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and software	Total
Balance – December 31, 2022	-	51,124	1,872	1,447	562	39,589	1,950	96,544
Depreciation during the period	-	40,111	1,783	535	441	2,892	-	45,762
Balance – March 31, 2023	-	91,235	3,655	1,982	1,003	42,481	1,950	142,306

Carrying Value	Land (ROU Assets)	Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and Software	Total
Balance – December 31, 2022	220,242	2,806,055	124,733	10,526	30,819	202,295	-	3,394,670
Balance – March 31, 2023	216,210	2,713,636	120,632	9,772	29,803	194,975	-	3,285,028

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)